Income tax	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income tax
29 Income tax
Income tax payables as of December 31, 2021 and December 31, 2022 comprise the following:

	As of December 31,
In thousands of USD	2021	2022
Income Tax Payables	448	301
Provision for Income Tax	12,833	12,685
Total	13,281	12,986
The reconciliation of tax expense and the effective tax rate was as follows:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Loss before income tax	(180,732)	(226,463)	(231,290)
Statutory tax rate(1)	27.85%	24.02%	19.25%
Expected income tax benefit	50,342	54,406	44,512

Tax effects of:
Sundry permanent differences	44	970	(1,141)
Effect of functional to local reporting currency in Germany	—	(338)	(4,948)
Equity Transaction costs	3,549	1,878	18
Share based payments	(3,584)	(7,520)	(1,734)
Tax Expenses	(2,338)	(1,605)	(1,438)
Bad debt expense	(1,379)	(439)	(1,180)
Management fees	(5,563)	(6,167)	(4,367)
Interest expense	(439)	(1,324)	(777)

Unrecognized deferred tax asset arising from timing differences relating to:
FX unrealized gain/loss	(1,241)	(1,575)	863
Share based payments	(3,403)	(443)	277
Tax Expenses	(751)	277	192
Sundry temporary differences	(1,885)	(308)	(101)

Minimum tax	(417)	(395)	(637)
Deferred tax not recognized (mainly tax losses carried forward)	(35,874)	(38,707)	(31,573)
Deferred tax: relating to origination and reversal of temporary differences and tax losses	(47)	848	(4,946)

Income tax expense	(2,986)	(442)	(6,979)
Effective tax rate	1.65%	0.20%	3.02%
_________________________
(1)The Statutory tax rate consists of an average tax rate weighted in proportion to accounting profit(loss) in each geographical territory.
Income tax expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Current tax (expense) / income	(2,939)	(1,102)	(2,033)
Deferred tax (expense) / income	(47)	660	(4,946)
Total Income tax (expense) / income	(2,986)	(442)	(6,979)
Tax losses available for offsetting against future taxable profits were as follows:

				As of December 31,
				2020	2021	2022
In thousands of USD Country	Duration	Rate		Accumulated tax loss [gross]	Accumulated tax loss [gross]	Accumulated tax loss [gross]
Germany **	Indefinite	30.2%	*	(32,175)	(37,933)	(27,142)
Morocco	4 years	31.0%		(34,512)	(29,580)	(37,863)
Egypt	5 years	22.5%		(132,244)	(151,823)	(100,454)
Nigeria	Indefinite	30.0%		(248,166)	(269,961)	(252,909)
South Africa	Indefinite	28.0%		(46,853)	(49,591)	(53,251)
Kenya	10 Years	30.0%		(78,780)	(87,785)	(86,933)
Ivory Coast	5 years	25.0%		(34,309)	(34,784)	(35,101)
Ghana	3 years	25.0%		(10,124)	(9,560)	(6,852)
Other	N/A	N/A		(57,191)	(67,864)	(81,040)
Total				(674,354)	(738,881)	(681,545)
_________________________

*	In Germany, the calculation of current tax is based on a combined tax rate of 30.2%, consisting of a corporate income tax rate of 15.8% and a trade tax rate of 14.4%.

**	Accumulated tax losses related to Trade Tax amount to USD 53,474 thousand as of December 31, 2022, not included in the table above.
Various tax rules may limit the use of the tax losses above.
No deferred tax asset has generally been recognized in respect of the tax losses as the latter may either be time barred at the time when they could have otherwise offset taxable profits, may be subject to limitations as to their use, or there is no tax opportunity or other evidence of recoverability within a short timeline. This general principle is subject to a few exceptions disclosed in Note 8.